INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	December 31,
	2015	2016
Cost:

Know-how and patents	$4,076	$4,175
Technology	1,789	5,444
Customer relationships	686	1,425
Backlog	708	712

	7,259	11,756
Accumulated amortization:

Know-how and patents	4,002	4,125
Technology	762	1,337
Customer relationships	475	649
Backlog	707	712

	5,946	6,823

Intangible assets , net	$1,313	$4,933

Schedule of Amortization of Intangible Assets

December 31,

2017	$890
2018	864
2019	808
2020	775
2021 and thereafter	1,596

$4,933